Document and Entity Information	12 Months Ended
May 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2012
Registrant Name	AMERICAN PENSION INVESTORS TRUST
Central Index Key	0000764859
Amendment Flag	false
Document Creation Date	May 30, 2012
Document Effective Date	May 30, 2012
Prospectus Date	May 30, 2012